Nature of the business - Immaterial correction of an error (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Jan. 31, 2017
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Research and development tax credit receivable	$ 8,872		$ 8,872		$ 5,084	$ 8,305	$ 6,598
Total current assets	55,552		55,552		79,628	61,254	50,809
Total assets	70,949		70,949		96,679	79,570	78,210
Deferred revenue and income	4,518		4,518		2,615	4,428	19,610
Total current liabilities	13,199		13,199		13,767	17,183	32,575
Total liabilities	19,003		19,003		19,442	23,750	82,673
Accumulated deficit	(181,473)		(181,473)		(159,919)	(130,939)	(140,837)
Total stockholders’ equity	51,946	$ 43,564	51,946	$ 43,564	77,237	55,820	(4,463)	$ 66,692	$ 51,236	$ 32,170	$ (4,398)
Total liabilities and stockholders’ equity	70,949		70,949		96,679	79,570	78,210
Other operating income	3,867	6,494	10,640	13,585	22,872	22,608	8,914
Operating loss	(15,367)	(6,743)	(21,428)	(13,637)	(28,805)	6,003	(28,367)
(Loss) / profit	$ (15,231)	$ (6,683)	$ (21,554)	$ (13,669)	$ (28,980)	$ 9,898	$ (26,353)
Basic earnings (loss) per share (in dollars per share)	$ (0.23)	$ (0.21)	$ (0.32)	$ (0.44)	$ (0.88)	$ 0.58	$ (2.01)
Diluted earnings (loss) per share (in dollars per share)	$ (0.23)	$ (0.21)	$ (0.32)	$ (0.44)	$ (0.88)	$ 0.57	$ (2.01)
Error Correction, Type [Extensible List]					smmt:OtherOperatingIncomeCorrectionMember
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Research and development tax credit receivable					$ 4,824
Total current assets					79,368
Total assets					96,419
Deferred revenue and income					1,497
Total current liabilities					12,649
Total liabilities					18,324
Accumulated deficit					(159,061)
Total stockholders’ equity					78,095
Total liabilities and stockholders’ equity					96,419
Other operating income					23,730
Operating loss					(27,947)
(Loss) / profit					$ (28,122)
Basic earnings (loss) per share (in dollars per share)					$ (0.86)
Diluted earnings (loss) per share (in dollars per share)					$ (0.86)
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Research and development tax credit receivable					$ 260
Total current assets					260
Total assets					260
Deferred revenue and income					1,118
Total current liabilities					1,118
Total liabilities					1,118
Accumulated deficit					(858)
Total stockholders’ equity					(858)
Total liabilities and stockholders’ equity					260
Other operating income					(858)
Operating loss					(858)
(Loss) / profit					$ (858)
Basic earnings (loss) per share (in dollars per share)					$ (0.02)
Diluted earnings (loss) per share (in dollars per share)					$ (0.02)